Investments - Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amortized Cost
Due in one year or less	$ 233.0	$ 147.9
Due after one year through five years	1,503.5	2,141.2
Due after five years through ten years	520.3	767.7
Due after ten years	333.8	347.0
Total fixed maturity securities	2,590.6	3,403.8
Fair Value
Due in one year or less	234.2	147.6
Due after one year through five years	1,532.4	2,149.8
Due after five years through ten years	534.3	766.7
Due after ten years	339.5	347.5
Total fixed maturity securities	$ 2,640.4	$ 3,411.6